Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting (Tables) [Abstract]
Summary of information for reportable segments

Summary information for the reportable segments (which excludes unconsolidated entities) during the years ended December 31, 2012, 2011 and 2010 is as follows (in thousands):

Year Ended December 31, 2012:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$688,788	$-	$385,779	$-	$1,074,567
Resident fees and services	-	697,494	-	-	697,494
Interest income	24,380	6,208	8,477	-	39,065
Other income	2,412	-	1,947	912	5,271
Total revenues	715,580	703,702	396,203	912	1,816,397

Property operating expenses	-	(471,678)	(99,183)	-	(570,861)
Net operating income from continuing operations	715,580	232,024	297,020	912	1,245,536

Reconciling items:
Interest expense	(3,230)	(67,524)	(30,565)	(263,418)	(364,737)
(Loss) gain on derivatives, net	(96)	1,921	-	-	1,825
Depreciation and amortization	(202,370)	(165,798)	(142,217)	-	(510,385)
General and administrative	-	-	-	(97,341)	(97,341)
Transaction costs	(35,705)	(12,756)	(13,148)	-	(61,609)
(Loss) gain on extinguishment of debt, net	(2,405)	2,697	483	-	775
Provision for loan losses	(27,008)	-	-	-	(27,008)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$444,766	$(9,436)	$111,573	$(359,847)	$187,056

Total assets	$8,447,698	$5,323,777	$4,706,159	$1,071,475	$19,549,109

Year Ended December 31, 2011:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$542,561	$-	$273,003	$-	$815,564
Resident fees and services	-	456,085	-	-	456,085
Interest income	34,068	-	7,002	-	41,070
Other income	6,620	-	3,985	690	11,295
Total revenues	583,249	456,085	283,990	690	1,324,014

Property operating expenses	-	(314,142)	(63,655)	-	(377,797)
Net operating income from continuing operations	583,249	141,943	220,335	690	946,217

Reconciling items:
Interest expense	1,338	(46,342)	(20,217)	(228,884)	(294,105)
Depreciation and amortization	(157,267)	(138,192)	(94,692)	-	(390,151)
General and administrative	-	-	-	(77,201)	(77,201)
Transaction costs	(27,993)	(36,328)	(5,903)	-	(70,224)
(Loss) gain on extinguishment of debt, net	-	979	-	-	979
Provision for loan losses	-	-	(2,010)	-	(2,010)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$399,327	$(77,940)	$97,513	$(305,395)	$113,505

Total assets	$7,823,953	$3,041,238	$3,795,940	$263,475	$14,924,606

Year Ended December 31, 2010:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$280,634	$-	$189,631	$-	$470,265
Resident fees and services	-	51,006	-	-	51,006
Interest income	36,176	-	4,679	-	40,855
Other income	3,386	-	985	2,874	7,245
Total revenues	320,196	51,006	195,295	2,874	569,371

Property operating expenses	-	(32,621)	(45,157)	-	(77,778)
Net operating income from continuing operations	320,196	18,385	150,138	2,874	491,593

Reconciling items:
Interest expense	6,094	(7,794)	(15,959)	(113,129)	(130,788)
Depreciation and amortization	(80,109)	(15,504)	(65,929)	-	(161,542)
General and administrative	-	-	-	(54,626)	(54,626)
Transaction costs	(20,612)	(20,936)	(5,112)	-	(46,660)
Loss (gain) on extinguishment of debt, net	(7,791)	-	(1,308)	(25,072)	(34,171)
Provision for loan losses	(29,684)	-	-	-	(29,684)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$188,094	$(25,849)	$61,830	$(189,953)	$34,122